FINANCIAL INSTRUMENTS (Concentrations of Risk) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) vessel containership	Dec. 31, 2017 USD ($)	Dec. 31, 2016 vessel
Concentration Risk [Line Items]
Number of container vessels | vessel			1
Loans to related parties which are associates	$ 310,144,000	$ 314,000,000
MSC [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.93%	9.88%	4.00%
Property Subject to or Available for Operating Lease, Number of Units | vessel	29
Golden Ocean [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.78%	13.61%	12.00%
Frontline Charterers [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	7.94%	14.91%	28.00%
Seadrill [Member] | Comprehensive Income [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	39.06848%	38.56475%	31.72001%
Maersk [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	26.69%	13.98%	8.57%
Seadrill [Member]
Concentration Risk [Line Items]
Loans to related parties which are associates	$ 342,000,000	$ 317,800,000
Frontline Ltd [Member]
Concentration Risk [Line Items]
Minimum Free Cash	2,000,000
Related Party Transactions Daily Vessel Management Fee	$ 9,000
Golden Ocean [Member]
Concentration Risk [Line Items]
Property Subject to or Available for Operating Lease, Number of Units | vessel	8
Frontline [Member] | Frontline Shipping [Member]
Concentration Risk [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Maersk [Member]
Concentration Risk [Line Items]
Number of container vessels | containership	10
Financial Guarantee [Member]
Concentration Risk [Line Items]
Guarantor Obligations, Current Carrying Value	$ 266,100,000	$ 235,000,000